Income Taxes (Details 4)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2013 Korean surtax amendment	Dec. 31, 2014 Korean surtax amendment
Reconciliation Of Income Taxes
Tax expense (benefit) at Korean statutory tax rate, rate (as a percent)	22.00%	22.00%	22.00%	22.00%	20.00%	22.00%
Surtax on corporate income tax (as a percent)						10.00%
Surtax on corporate income tax, net of tax credit (as a percent)					10.00%
Tax expense at Korean statutory tax rate (22%)		(2,387,000,000)	(3,217,000,000)	(3,877,000,000)
Foreign tax credit and foreign tax deduction		1,069,000,000	14,000,000	(387,000,000)
Tax credit carryforwards for research and human resource development		(756,000,000)	(1,104,000,000)	(997,000,000)
Tax credit carryforwards for social insurance for employment increase			(78,000,000)
Foreign tax differential		(259,000,000)	(156,000,000)	(350,000,000)
Income not assessable for tax purpose		(26,000,000)
Expense not deductible for tax purpose		351,000,000	38,000,000	923,000,000
Change in formula of surtax on income tax		2,049,000,000
Change in valuation allowances		6,550,000,000	4,640,000,000	5,181,000,000
Tax effect from consolidation of subsidiaries		3,000,000	(462,000,000)	(2,424,000,000)
Loss of control in subsidiaries				258,000,000
Effect of change in foreign currency exchange rate		(110,000,000)	79,000,000	266,000,000
Expiration of unused foreign tax credit and unused net operating loss carryforwards		4,090,000,000	5,332,000,000	4,054,000,000
Others		(427,000,000)	22,000,000	(63,000,000)
Total income tax expenses	$ 9,302,000	10,147,000,000	5,108,000,000	2,584,000,000